Goodwill and Other Intangible Assets (Carrying Amount of Other Intangible Assets by Major Class) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2019	Mar. 31, 2019
Intangible assets subject to amortization:
Net carrying amount		¥ 1,169,295	¥ 901,503
Intangible assets not subject to amortization:
Net carrying amount, Other	[1]	32,106	25,693
Total intangible assets, Net carrying amount		1,201,401	927,196
Mortgage Servicing Rights [Member]
Intangible assets not subject to amortization:
Net carrying amount, Other		23,480	17,431
Software [Member]
Intangible assets subject to amortization:
Net carrying amount		715,487	673,638
Customer Relationships [Member]
Intangible assets subject to amortization:
Net carrying amount		306,089	141,410
Core Deposit Intangibles [Member]
Intangible assets subject to amortization:
Net carrying amount		78,129	38,153
Trade Names [Member]
Intangible assets subject to amortization:
Net carrying amount		57,556	42,921
Other [Member]
Intangible assets subject to amortization:
Net carrying amount		¥ 12,034	¥ 5,381

[1]	Intangible assets not subject to amortization includes mortgage servicing rights accounted for at fair value of ¥17,431 million and ¥23,480 million at March 31, 2019 and September 30, 2019, respectively.